Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosure [Abstract]:
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-liability position	(103,212)	-	(103,212)	-
Total	(103,212)	-	(103,212)	-

Fair value liabilities of the current reporting period measured on recurring basis [Table Text Block]

	June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-liability position	(88,577)	-	(88,577)	-
Total	(88,577)	-	(88,577)	-